Income Taxes - Summary of Major Components of Consolidated Net Deferred Income Tax Assets (Liabilities) (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Net deferred income tax assets	₱ 11,582	₱ 14,643
Net deferred income tax liabilities	(75)	(60)	₱ (165)
Net balances at the end of the year	₱ 11,507	₱ 14,583	₱ 18,007